CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 8,390	$ 5,139	$ 4,299
Other financial assets	6,227	4,800
Accounts receivable and other	16,931	11,973
Inventory	6,989	6,311
Assets classified as held for sale	2,185	1,605
Equity accounted investments	33,647	31,994	24,977
Investment properties	84,309	56,870	54,172
Property, plant and equipment	67,294	53,005
Intangible assets	18,762	14,242	6,073
Goodwill	8,815	5,317	3,783
Deferred income tax assets	2,732	1,464
Total assets	256,281	192,720
Liabilities and Equity
Accounts payable and other	23,989	17,965
Liabilities associated with assets classified as held for sale	812	1,424
Non-recourse borrowings of managed entities	111,809	72,730
Corporate borrowings	6,409	5,659
Property-specific borrowings	103,209	63,721
Subsidiary borrowings	8,600	9,009
Deferred income tax liabilities	12,236	11,409
Subsidiary equity obligations	3,876	3,661
Equity [abstract]
Equity	97,150	79,872	69,688
Total liabilities and equity	256,281	192,720
Non-controlling interests
Equity [abstract]
Equity	67,335	51,628	43,235
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,168	4,192	3,954
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,226	4,347
Common shares | Non-controlling interests
Equity [abstract]
Equity	62,109	47,281
Common shares | Common equity
Equity [abstract]
Equity	$ 25,647	$ 24,052	$ 22,499